Shareholder Report, Holdings (Details) - C000032270	Jun. 30, 2026
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Electronic TechnologyBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Technology ServicesBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Retail TradeBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Health TechnologyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Producer ManufacturingBNY-826197501
Holdings [Line Items]
Percent of Net Asset Value	6.10%
FinanceBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer ServicesBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Industrial ServicesBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health ServicesBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	5.80%